Investment in jointly controlled entities	12 Months Ended
Mar. 31, 2024
Disclosure of joint ventures [abstract]
Investment in jointly controlled entities
8.
Investment in jointly controlled entities

	As at March 31,
	2023	2024	2024
	(INR)	(INR)	(USD)
Investment in jointly controlled entities accounted using equity method (refer Note 50(a))	3,007	2,862	34
	3,007	2,862	34